UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-08476
The Gabelli Global Multimedia Trust Inc.
(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: March 31, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
The Gabelli Global Multimedia Trust Inc.
First Quarter Report
March 31, 2010
To Our Shareholders,
     The Gabelli Global Multimedia Trust’s (the “Fund”) net asset value (“NAV”) total return was 8.8% during the first quarter of 2010, compared with increases of 5.4% and 3.2% for the Standard & Poor’s (“S&P”) 500 Index and for the Morgan Stanley Capital International (“MSCI”) World Free Index, respectively. The total return of the Fund’s publicly traded shares was 12.1% during the first quarter.
     Enclosed is the investment portfolio as of March 31, 2010.
Comparative Results
Average Annual Returns through March 31, 2010 (a) (Unaudited)

							Since
							Inception
	Quarter	1 Year	3 Year	5 Year	10 Year	15 Year	(11/15/94)
Gabelli Global Multimedia Trust
NAV Total Return (b)	8.83%	91.32%	(14.39)%	(2.66)%	(4.86)%	6.80%	6.82%
Investment Total Return (c)	12.07	119.17	(13.50)	(1.31)	(3.84)	7.22	6.60
S&P 500 Index	5.39	49.73	(4.16)	1.92	(0.65)	7.75	8.33 (d)
MSCI World Free Index	3 7.4	52.37	(5.41)	2.89	(0.03)	5.92	6.16 (d)

(a)	Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The S&P 500 and MSCI World Free Indices are unmanaged indicators of stock market performance. Dividends are considered reinvested except for the MSCI World Free Index. You cannot invest directly in an index.

(b)	Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, and adjustments for rights offerings and are net of expenses. Since inception return is based on an initial NAV of $7.50.

(c)	Total returns and average annual returns reflect changes in closing market values on the New York Stock Exchange, reinvestment of distributions, and adjustments for rights offerings. Since inception return is based on an initial offering price of $7.50.

(d)	From November 30, 1994, the date closest to the Fund’s inception for which data is available.
We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
SCHEDULE OF INVESTMENTS
March 31, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 93.1%
	DISTRIBUTION COMPANIES — 56.0%
	Broadcasting — 8.0%
1,000	Asahi Broadcasting Corp.	$49,203
58,000	CBS Corp., Cl. A, Voting	808,520
6,400	Chubu-Nippon Broadcasting Co. Ltd.	34,160
21,000	Cogeco Inc.	695,761
2,000	Corus Entertainment Inc., Cl. B, New York	39,080
13,000	Corus Entertainment Inc., Cl. B, Toronto	254,074
80,000	Discovery Communications Inc., Cl. A†	2,703,200
60,000	Discovery Communications Inc., Cl. C†	1,764,600
24,000	Fisher Communications Inc.†	338,400
30,000	Gray Television Inc.†	69,000
9,000	Grupo Radio Centro SAB de CV, ADR	73,980
4,550	Lagardere SCA	184,119
32,000	LIN TV Corp., Cl. A†	184,000
4,000	M6 Metropole Television	103,460
68,566	Media Prima Berhad	45,192
4,000	Nippon Television Network Corp.	544,229
4,650	NRJ Group†	43,022
1,000	NTN Buzztime Inc.†	500
500	Radio One Inc., Cl. A†	1,600
3,500	RTL Group SA	281,511
68,000	Salem Communications Corp., Cl. A†	243,440
45,000	Sinclair Broadcast Group Inc., Cl. A†	228,600
25,000	Societe Television Francaise 1	463,782
50,000	Television Broadcasts Ltd.	242,135
138,000	Tokyo Broadcasting System Holdings Inc.	2,090,149
258	TV Asahi Corp.	391,871
240,000	TV Azteca SA de CV, CPO	139,181
27,000	UTV Media plc	50,396

		12,067,165

	Business Services — 0.3%
1,000	Convergys Corp.†	12,260
6,000	Impellam Group plc†	6,191
8,000	Interactive Data Corp.	256,000
10,000	Monster Worldwide Inc.†	166,100
2,040	Shellproof Ltd.†	991
1,500	Shellshock Ltd.†	1,195

		442,737

	Cable —12.2%
16,578	Austar United Communications Ltd.†	18,103
230,000	Cablevision Systems Corp., Cl. A	5,552,200
38,500	Cogeco Cable Inc.	1,564,791
30,000	Comcast Corp., Cl. A	564 600
18,000	Comcast Corp., Cl. A, Special	323,460
10,000	Mediacom Communications Corp., Cl. A†	59,500
140,690	Rogers Communications Inc., Cl. B, New York	4,801,750
19,310	Rogers Communications Inc., Cl. B, Toronto	659 542
40,000	Scripps Networks Interactive Inc., Cl. A	1,774,000
18,000	Shaw Communications Inc., Cl. B, New York	357 660
78,000	Shaw Communications Inc., Cl. B, Toronto	1,544,410
22,000	Time Warner Cable Inc.	1,172,820

		18,392,836

	Consumer Services — 2.2%
4,000	Bowlin Travel Centers Inc.†	4,600
5,000	Coinstar Inc.†	162, 500
20,000	H&R Block Inc.	356,000
25,000	IAC/Inter Active Corp.†	568,500
110,000	Liberty Media Corp. — Interactive, Cl. A†	1,684,100
2,000	Netflix Inc.†	147,480
22,000	TiVo Inc.†	376,640

		3,299,820

	Diversified Industrial — 1.1%
23,000	Bouygues SA	1,156,244
18,432	Contax Participacoes SA, ADR	49,398
20,000	General Electric Co.	364,000
3,000	Jardine Strategic Holdings Ltd.	57,720
6,000	Malaysian Resources Corp. Berhad†	3,035

		1,630,397

	Entertainment — 5.6%
2,800	British Sky Broadcasting Group plc, ADR	101,892
10,000	Canal+ Groupe	79,297
4,005	Chestnut Hill Ventures† (a)	135,089
280,000	Grupo Televisa SA, ADR	5,885,600
58,000	Madison Square Garden Inc., Cl. A†	1,260,340
15,000	Naspers Ltd., Cl. N	651,793
6,000	Regal Entertainment Group, Cl. A	105,420
20,000	Take-Two Interactive Software Inc.†	197,000

		8,416,431

See accompanying notes to schedule of investments.

THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010 (Unaudited)

Shares/		Market
Units		Value
	COMMON STOCKS (Continued)
	DISTRIBUTION COMPANIES (Continued)
	Equipment —1.7%
11,000	American Tower Corp., Cl. A†	$468,710
2,000	Amphenol Corp., Cl. A	84,380
70,000	Corning Inc.	1,414,700
20,000	Motorola Inc.†	140,400
10,000	Nextwave Wireless Inc.†	4,701
10,000	QUALCOMM Inc.	419,900
2,000	The Furukawa Electric Co. Ltd.	10,397

		2,543,188

	Financial Services — 0.3%
20,298	BCB Holdings Ltd.†	33,113
20,000	Kinnevik Investment AB, Cl. A	390,549
3,000	Tree.com Inc.†	27,450

		451,112

	Food and Beverage — 0.2%
3,000	Compass Group plc	23,946
2,994	Pernod-Ricard SA	254,238

		278,184

	Real Estate — 0.0%
1,000	Reading International Inc., Cl. B†	8,425

	Retail — 1.3%
32,000	Best Buy Co. Inc.	1,361,280
18,000	HSN Inc.†	529,920

		1,891,200

	Satellite — 5.0%
1,000	Asia Satellite Telecommunications Holdings Ltd.	1,456
195,000	DIRECTV, Cl. A†	6,592,950
28,000	DISH Network Corp., Cl. A	582,960
8,000	EchoStar Corp., Cl. A†	162,240
6,000	PT Indosat Tbk, ADR	182,760
30	SKY Perfect JSAT Holdings Inc.	12,900

		7,535,266

	Telecommunications: Long Distance — 1.4%
2,000	AT&T Inc.	51,680
6,064	Brasil Telecom SA, ADR†	115,762
2,500	Brasil Telecom SA, Cl. C, ADR†	21,175
24,000	Philippine Long Distance Telephone Co., ADR	1,278,720
5,000	Portugal Telecom SGPS SA	55,904
87,000	Sprint Nextel Corp.†	330,600
1,000	Startec Global Communications Corp.† (a)	2
10,000	Sycamore Networks Inc.	201,100

		2,054,943

	Telecommunications: National — 7.2%
5,000	China Telecom Corp. Ltd., ADR	244,950
5,000	China Unicom Hong Kong Ltd., ADR	55,750
65,000	Deutsche Telekom AG, ADR	877,500
30,000	Elisa Oyj	618,736
2,000	Fastweb SpA†	37,413
3,000	France Telecom SA, ADR	72,090
3,305	Hellenic Telecommunications Organization SA	41,023
2,000	Level 3 Communications Inc.†	3,240
500	Magyar Telekom Telecommunications plc, ADR	10,300
5,000	Nippon Telegraph & Telephone Corp.	210,718
3,000	PT Telekomunikasi Indonesia, ADR	107,280
6,000	Rostelecom, ADR	178,500
30,000	Swisscom AG, ADR	1,091,700
6,000	Telecom Argentina SA, ADR†	112,440
400,000	Telecom Italia SpA	575,920
40,000	Telefonica SA, ADR	2,844,000
37,000	Telefonos de Mexico SAB de CV, Cl. L, ADR	577,200
8,000	Telekom Austria AG	111,835
18,172	TeliaSonera AB	128,980
38,000	Telmex Internacional SAB de CV, ADR	732,640
2,400	Telstra Corp. Ltd., ADR	33,000
20,000	tw telecom inc.†	363,000
58,000	Verizon Communications Inc.	1,799,160

		10,827,375

	Telecommunications: Regional — 3.8%
4,266	Bell Aliant Regional Communications Income Fund	106,729
2,537	Bell Aliant Regional Communications Income Fund (a)(b)	63,472
5,000	CenturyTel Inc.	177,300
70,000	Cincinnati Bell Inc.†	238,700
45,000	Qwest Communications International Inc.	234,900
17,000	Tele Norte Leste Participacoes SA, ADR	300,220
60,000	Telephone & Data Systems Inc.	2,031,000
48,000	Telephone & Data Systems Inc., Special	1,432,320
24,000	TELUS Corp.	893,221
8,000	TELUS Corp., Non-Voting	286,560

		5,764,422

See accompanying notes to schedule of investments.

THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	DISTRIBUTION COMPANIES (Continued)
	Wireless Communications — 5.7%
46,000	America Movil SAB de CV, Cl. L, ADR	$2,315,640
2,513	Grupo Iusacell SA de CV†	9,746
240,000	Jasmine International Public Co. Ltd.† (a)	3,266
8,000	Millicom International Cellular SA	713,200
900	NTT DoCoMo Inc.	1,370,842
17,700	Orascom Telecom Holding SAE, GDR	90,624
30,000	Price Communications Corp., Escrow† (a)	0
34,000	SK Telecom Co. Ltd., ADR	586,840
2,500	Tim Participacoes SA, ADR	69,400
3,000	Turkcell Iletisim Hizmetleri A/S, ADR	45,180
30,000	United States Cellular Corp.†	1,241,400
89,000	Vimpel-Communications, ADR	1,638,490
13,378	Vivo Participacoes SA, ADR	362,678
8,000	Vodafone Group plc, ADR	186,320

		8,633,626

	TOTAL DISTRIBUTION COMPANIES	84,237,127

	COPYRIGHT/CREATIVITY COMPANIES — 37.1%
	Business Services: Advertising — 1.7%
90,000	Clear Channel Outdoor Holdings Inc., Cl. A†	954,900
18,000	Harte-Hanks Inc.	231,480
4,200	Havas SA	21,142
9,000	JC Decaux SA†	251,506
2,000	Publicis Groupe	85,578
99,500	SearchMedia Holdings Ltd.†	468,645
60,000	The Interpublic Group of Companies Inc.†	499,200
15,000	Trans-Lux Corp.†	12,750

		2,525,201

	Computer Hardware — 0.4%
2,500	Apple Inc.†	587,325

	Computer Software and Services — 5.7%
78,000	Activision Blizzard Inc.	940,680
21,500	Alibaba.com Ltd.	43,253
5,000	America Online Latin America Inc., Cl. A† (a)	10
6,184	AOL Inc.†	156,332
42,000	eBay Inc.†	1,131,900
90,000	Electronic Arts Inc.†	1,679,400
4,000	Google Inc., Cl. A†	2,268,040
145,000	Yahoo! Inc.†	2,396,850

		8,616,465

	Consumer Products — 0.5%
2,000	Nintendo Co. Ltd.	669,590

	Electronics — 0.6%
3,500	IMAX Corp.†	62,965
32,000	Intel Corp.	712,320
3,000	Koninklijke Philips Electronics NV	96,060
6,000	Zoran Corp.†	64,560

		935,905

	Entertainment — 13.5%
6,000	Ascent Media Corp., Cl. A†	163,500
1,690	Atrinsic Inc.†	1,386
1,161	Corporation Interamericana de Entretenimiento SAB de CV, Cl. B†	617
20,000	Crown Media Holdings Inc., Cl. A†	38,400
23,000	DreamWorks Animation SKG Inc., Cl. A†	905,970
60,000	GMM Grammy Public Co. Ltd.	24,865
77,843	Liberty Global Inc., Cl. A†	2,269,902
75,000	Liberty Global Inc., Cl. C†	2,166,750
75,500	Liberty Media Corp. — Capital, Cl. A†	2,745,935
11,000	Liberty Media Corp. — Starz, Cl. A†	601,480
5,423	Live Nation Entertainment Inc.†	78,634
17,000	STV Group plc†	14,447
2,000	The Walt Disney Co.	69,820
68,033	Time Warner Inc.	2,127,392
215,000	Universal Entertainment Corp.	3,127,607
53,000	Viacom Inc., Cl. A†	1,944,040
6,000	Viacom Inc., Cl. B†	206,280
140,000	Vivendi	3,746,860
3,000	World Wrestling Entertainment Inc., Cl. A	51,900

		20,285,785

	Hotels and Gaming — 9.6%
70,000	Boyd Gaming Corp.†	691,600
90,000	Gaylord Entertainment Co.†	2,636,100
4,200	Greek Organization of Football Prognostics SA	95,302
73,000	International Game Technology	1,346,850
18,000	Interval Leisure Group Inc.†	262,080
660,000	Ladbrokes plc	1,592,461
32,000	Las Vegas Sands Corp.†	676,800
90,000	Melco Crown Entertainment Ltd., ADR†	433,800
126,000	MGM Mirage†	1,512,000
27,000	Penn National Gaming Inc.†	750,600
140,000	Pinnacle Entertainment Inc.†	1,363,600
7,000	Starwood Hotels & Resorts Worldwide Inc.	326,480
30,000	Wynn Macau Ltd.†	43,275
36,000	Wynn Resorts Ltd.	2,729,880

		14,460,828

See accompanying notes to schedule of investments.

THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	COPYRIGHT/CREATIVITY COMPANIES (Continued)
	Publishing — 5.1%
20,000	Arnoldo Mondadori Editore SpA†	$83,133
75,000	Belo Corp., Cl. A	511,500
3,000	Gannett Co. Inc.	49,560
2,833	Golden Books Family Entertainment Inc.† (a)	0
2,000	Idearc Inc.† (a)	7
55,500	Il Sole 24 Ore	128,934
50,000	Independent News & Media plc†	7,766
800	John Wiley & Sons Inc., Cl. B	36,012
13,000	Meredith Corp.	447,330
100,000	Nation Multimedia Group Public Co. Ltd.† (a)	17,009
220,000	News Corp., Cl. A	3,170,200
40,000	News Corp., Cl. B	680,400
974,000	Post Publishing Public Co. Ltd. (a)	108,440
4,000	PRIMEDIA Inc.	13,760
2,360	Sanoma Oyj	52,276
1,000	Scholastic Corp.	28,000
252,671	Singapore Press Holdings Ltd.	689,948
600	Spir Communication†	16,516
10,000	Telegraaf Media Groep NV	188,417
6,000	The E.W. Scripps Co., Cl. A†	50,700
33,000	The McGraw-Hill Companies Inc.	1,176,450
11,091	United Business Media Ltd.	92,316
3,000	Wolters Kluwer NV	65,054

		7,613,728

	TOTAL COPYRIGHT/CREATIVITY COMPANIES	55,694,827

	TOTAL COMMON STOCKS	139,931,954

	PREFERRED STOCKS — 0.0%
	Business Services — 0.0%
2,209	Interep National Radio Sales Inc., 4.000% Cv. Pfd., Ser. A† (a)(b)(c)	0

	RIGHTS — 0.0%
	Wireless Communications — 0.0%
8,000	Clearwire Corp., expire 06/21/10†	1,480

	WARRANTS — 0.1%
	Broadcasting — 0.0%
2,250	Granite Broadcasting Corp., Ser. A, expire 06/04/12† (a)	2
254	Granite Broadcasting Corp., Ser. B, expire 06/04/12† (a)	0
10,244	Media Prima Berhad, expire 12/31/14	1,978

		1,980

	Business Services: Advertising —0.1%
99,500	SearchMedia Holdings Ltd., expire 11/19/11†	94,515

	TOTAL WARRANTS	96,495

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 6.8%
	U.S. TREASURY BILLS — 5.5%
$8,260,000	U.S. Treasury Bills, 0.096% to 0.162%††, 04/22/10 to 06/03/10	8,258,451

	U.S. TREASURY CASH MANAGEMENT BILLS — 1.3%
1,950,000	U.S. Treasury Cash Management Bills, 0.117% to 0.170%††, 06/10/10 to 07/15/10	1,949,429

	TOTAL U.S. GOVERNMENT OBLIGATIONS	10,207,880

TOTAL INVESTMENTS — 100.0% (Cost $113,490,475)		$150,237,809

See accompanying notes to schedule of investments.

THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010 (Unaudited)

Market
Value
Aggregate book cost	$116,176,608

Gross unrealized appreciation	$48,579,873
Gross unrealized depreciation	(14,518,672)

Net unrealized appreciation/depreciation	$34,061,201

(a)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At March 31, 2010, the market value of fair valued securities amounted to $327,297 or 0.22% of total investments.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the market value of Rule 144A securities amounted to $63,472 or 0.04% of total investments.

(c)	Illiquid security.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

CPO	Ordinary Participation Certificate

	% of
	Market	Market
Geographic Diversification	Value	Value
North America	70.9%	$106,493,308
Europe	12.5	18,903,508
Latin America	7.9	11,841,210
Japan	5.7	8,511,665
Asia/Pacific	2.5	3,745,701
South Africa	0.4	651,793
Africa/Middle East	0.1	90,624

Total Investments	100.0%	$150,237,809

See accompanying notes to schedule of investments.

THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
1. Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the United States of America over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
     Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
     Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.
     The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates,prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments and other financial instruments by inputs used to value the Fund’s investments as of March 31, 2010 is as follows:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
	Quoted	Other Significant	Significant	Market Value
	Prices	Observable Inputs	Unobservable Inputs	at 3/31/10
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Distribution Companies
Entertainment	$8,281,342	—	$135,089	$8,416,431
Telecommunications: Long Distance	2,054,941	—	2	2,054,943
Telecommunications: Regional	5,700,950	$63,472	—	5,764,422
Wireless Communications	8,630,360	3,266	0	8,633,626
Other Industries (a)	59,367,705	—	—	59,367,705
Copyright/Creativity Companies
Computer Software and Services	8,616,455	—	10	8,616,465
Publishing	7,488,272	125,449	7	7,613,728
Other Industries (a)	39,464,634	—	—	39,464,634

Total Common Stocks	139,604,659	192,187	135,108	139,931,954

Preferred Stocks (a)	—	—	0	—

Rights (a)	1,480	—	—	1,480

Warrants:
Broadcasting	1,978	2	—	1,980
Other Industries (a)	94,515	—	—	94,515

Total Warrants	96,493	2	—	96,495

U.S. Government Obligations	—	10,207,880	—	10,207,880

TOTAL INVESTMENTS IN SECURITIES	$139,702,632	$10,400,069	$135,108	$150,237,809

OTHER FINANCIAL INSTRUMENTS:
LIABILITIES (Unrealized Depreciation):*
INTEREST RATE CONTRACT:
Interest Rate Swap Agreement	$—	$(794,399)	$—	$(794,399)

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

*	Other financial instruments are derivatives not reflected in the Schedule of Investments, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation of the instrument.

THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
     The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

									Net change
									in unrealized
									appreciation/
									depreciation
				Change in					during the
	Balance	Accrued	Realized	unrealized	Net	Transfers	Transfers	Balance	period on Level 3
	as of	discounts/	gain/	appreciation/	purchases/	into	out of	as of	investments held
	12/31/09	(premiums)	(loss)	depreciation	(sales)	Level 3†	Level 3†	3/31/10	at 3/31/10

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Distribution Companies
Entertainment	$135,089	$—	$—	$—	$—	$—	$—	$135,089	$—
Telecommunications: Long Distance	2	—	—	—	—	—	—	2	—
Wireless Communications	0	—	—	—	—	—	—	0	—
Copyright/Creativity Companies
Computer Software and Services	10	—	—	—	—	—	—	10	—
Publishing	0	—	—	—	—	7	—	7	—

Total Common Stocks	135,101	—	—	—	—	7	—	135,108	—

Preferred Stocks	0	—	—	—	—	—	—	0	—
Warrants	0	—	—	—	—	—	(0)	—	—

TOTAL INVESTMENTS IN SECURITIES	$135,101	$—	$—	$—	$—	$7	$(0)	$135,108	$—

†	The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.
2. Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purpose of hedging or protecting its exposure to interest rate movements and movements in the securities markets, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
     Swap Agreements. The Fund may enter into interest rate swap or cap transactions for the purpose of hedging or protecting its exposure to interest rate movements and movements in the securities markets. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an interest rate swap, the Fund would agree to pay periodically to the other party (which is known as the “counterparty”) a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund periodically a variable rate payment that is intended to approximate the Fund’s variable rate payment obligation on the Series C Auction Rate Cumulative Preferred Stock (“Series C Stock”). In an interest rate cap, the Fund would pay a premium to the counterparty and, to the extent that a specified variable rate index exceeds a predetermined fixed rate, would receive from that counterparty payments of the difference based on the notional amount of such cap. Interest rate swaps and cap transactions introduce additional risk because the Fund would remain obligated to pay preferred stock dividends when due in accordance with the Articles Supplementary even if the counterparty defaulted. In a swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the

THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.
     The Fund has entered into an interest rate swap agreement with Citibank N.A. Under the agreement, the Fund receives a floating rate of interest and pays a respective fixed rate of interest on the nominal value of the swap. Details of the swap at March 31, 2010 are as follows:

Notional		Floating Rate*	Termination	Net Unrealized
Amount	Fixed Rate	(rate reset monthly)	Date	Depreciation
$10,000,000	4.32000%	0.22813%	4/04/13	$(794,399)

*	Based on LIBOR (London Interbank Offered Rate).
     Current notional amounts are an indicator of the average volume of the Fund’s derivative activities during the period.
     Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
     There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. During the quarter ended March 31, 2010, the Fund had no investments in futures contracts.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
     The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the quarter ended March 31, 2010, the Fund had no investments in forward foreign exchange contracts.
     The following table summarizes the net unrealized depreciation of derivatives held at March 31, 2010 by primary risk exposure:

Net Unrealized
Liability Derivatives:	Depreciation

Interest Rate Contract	$(794,399)
3. Tax Information. At December 31, 2009, the Fund had net capital loss carryforwards for federal income tax purposes of $18,397,965 which are available to reduce future required distributions of net capital gains to shareholders. $5,028,023 of the loss carryforward is available through 2016; and $13,369,942 is available through 2017.

DIRECTORS AND OFFICERS
THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
One Corporate Center, Rye, NY 10580-1422

Directors
Mario J. Gabelli, CFA
     Chairman & Chief Executive Officer,
     GAMCO Investors, Inc.
Dr. Thomas E. Bratter
     President & Founder, John Dewey Academy
Anthony J. Colavita
     President,
     Anthony J. Colavita, P. C.
James P. Conn
     Former Managing Director &
     Chief Investment Officer,
     Financial Security Assurance Holdings Ltd.
Frank J. Fahrenkopf, Jr.
     President & Chief Executive Officer,
     American Gaming Association
Anthony R. Pustorino
     Certified Public Accountant,
     Professor Emeritus, Pace University
Werner J. Roeder, MD
     Medical Director,
     Lawrence Hospital
Salvatore J. Zizza
     Chairman, Zizza & Co., Ltd.

Officers
Bruce N. Alpert
     President
Carter W. Austin
     Vice President & Ombudsman
Joseph H. Egan
     Acting Treasurer
Peter D. Goldstein
     Chief Compliance Officer & Acting Secretary
Laurissa M. Martire
     Vice President
Agnes Mullady*
     Treasurer & Secretary
Investment Adviser
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
Custodian
State Street Bank and Trust Company
Counsel
Willkie Farr & Gallagher LLP
Transfer Agent and Registrar
Computershare Trust Company, N.A.

Stock Exchange Listing

		6.00%
	Common	Preferred
NYSE-Symbol:	GGT	GGT PrB
Shares Outstanding:	13,670,353	791,014

*	Agnes Mullady is on a leave of absence for a limited period of time.
The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”
The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds’ Internet homepage at: www.gabelli.com, or e-mail us at: closedend@gabelli.com

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase shares of its common stock in the open market when the Fund’s shares are trading at a discount of 5% or more from the net asset value of the shares. The Fund may also, from time to time, purchase shares of its preferred stock in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI GLOBAL MULTIMEDIA TRUST INC. One Corporate Center Rye, NY 10580-1422 (914)921-5070 www.gabelli.com

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) The Gabelli Global Multimedia Trust Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer
Date 6/1/10
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer
Date 6/1/10

By (Signature and Title)*	/s/ Joseph H. Egan Joseph H. Egan, Principal Financial Officer
Date 6/1/10

* Print the name and title of each signing officer under his or her signature.